Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Trade and Other Payables

	2022 $m	2021 $m
Current
Trade payables	152	109
Other tax and social security payable	37	29
Other payables	173	119
Accruals	335	322
	697	579

Non-current
Other payables	4	4
Deferred purchase consideration	12	12
Contingent purchase consideration (note 24)	65	73
	81	89